EMPLOYEE OPTIONS (Details)		1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Sep. 02, 2009 shares	Apr. 30, 2014 shares	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2013 $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 $ / shares shares
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			10,244,999		9,814,999		8,375,000	10,244,999		9,814,999	8,375,000	8,815,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			8,212,496		7,523,323		6,057,494	8,212,496		7,523,323	6,057,494
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares			$ 0.12		$ 0.09		$ 0.09	$ 0.12		$ 0.09	$ 0.09	$ 0.09
Share-based Compensation | $								$ 95,832	$ 112,201	$ 147,097	$ 184,973
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								430,000		2,475,000	450,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 0.37		$ 0.13	$ 0.10
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Forfeiture Rate					26.00%		23.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested | $										$ 475,000
2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			10,244,999		9,814,999			10,244,999		9,814,999
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			8,212,496		7,523,323			8,212,496		7,523,323
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares			$ 0.09		$ 0.09			$ 0.09		$ 0.09
Share-based Compensation | $			$ 49,822			$ 78,642		$ 95,832	$ 112,201
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										2,475,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares										$ 0.13
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount | $										$ 311,490
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years									10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $			$ 468,196		$ 448,000			$ 468,196		$ 448,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								1 year 270 days		1 year 277 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		10,000,000
Options Issued to Each Director [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				60,000
Options Issued to Directors [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 0.10				$ 0.22
Number of Directors				3
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount | $				$ 55,179				$ 6,646
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				for a three-year period, with 33% vesting on the one-year anniversary of the grant date, and the remainder vesting ratably over the next eight quarters
Options Issued to New Employees [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				200,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 0.10
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount | $				$ 50,281
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Award, Tranche One [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Award, Tranche One [Member] | Options Issued to Directors [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				33.00%				33.00%
Share-based Compensation Award, Tranche One [Member] | Options Issued to New Employees [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights				three year vesting period, 33% vesting on the one-year anniversary of the grant date, and the remainder vesting ratably over the next eight quarters
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				33.00%
Share-based Compensation Award, Tranche Two [Member] | Options Issued to Directors [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				24 months				24 months
Share-based Compensation Award, Tranche Two [Member] | Options Issued to New Employees [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				24 months
Share-based Compensation Award, Tranche Three [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Award, Tranche Four [Member] | 2009 Long Term Incentive Plan [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										24 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage										33.00%
Director [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										75,000
Number of Directors										3
Officer [Member]
EMPLOYEE OPTIONS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										2,400,000
Number of Officers										4